Segment Reporting (Details) - Schedule of Segment Information for the Reportable Segments - AUD ($)	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting (Details) - Schedule of Segment Information for the Reportable Segments [Line Items]
Hyperimmune products revenue		$ 1,804,705	$ 765,193	$ 145,776
Cost of sales of goods	$ (21,412)	(495,558)	(241,691)	(51,071)
Gross profit		1,309,147	523,502	94,705
Other income	43,023	2,591,498	957,725	617,110
Fair value gains/(losses)to financial assets		(523,666)
Net foreign exchange gains/(losses)		363,724	247,558	(582,528)
Movement in inventory provision	430,932	430,932		(759,765)
General and administrative expenses		(4,220,905)	(3,524,388)	(6,094,692)
Research and development expenses	(221,597)	(2,592,145)	(657,715)	(1,367,054)
Selling and marketing expenses		(927,423)	(416,537)	(287,684)
Operating profit/(loss)	(1,855,058)	(3,568,838)	(2,869,855)	(8,379,908)
Finance income		116,323	21,785	9,204
Finance costs		(9,652)	(6,184)	(13,761)
Share of loss from associates		(324,340)
Income tax expense
Profit/(loss) for the year		(3,786,507)	(2,854,254)	(8,384,465)
Assets
Segment assets	21,988,182	21,988,182	24,855,824	27,053,106
Total assets	21,988,182	21,988,182	24,855,824	27,053,106
Liabilities
Segment liabilities	2,371,346	2,371,346	1,678,423	1,158,049
Total liabilities	2,371,346	2,371,346	1,678,423	1,158,049
Hyperimmune products [Member]
Segment Reporting (Details) - Schedule of Segment Information for the Reportable Segments [Line Items]
Hyperimmune products revenue		1,804,705	765,193	145,776
Cost of sales of goods		(495,558)	(241,691)	(51,071)
Gross profit		1,309,147	523,502	94,705
Other income		39,685	24,585	24,480
Net foreign exchange gains/(losses)
Movement in inventory provision	430,932	430,932		(759,765)
General and administrative expenses		26,256	(164,087)
Research and development expenses
Selling and marketing expenses		(927,423)	(416,537)	(287,684)
Operating profit/(loss)		878,597	(32,537)	(928,264)
Finance income
Finance costs
Income tax expense
Profit/(loss) for the year		878,597	(32,537)	(928,264)
Assets
Segment assets	2,078,643	2,078,643	1,688,910	1,587,672
Total assets	2,078,643	2,078,643	1,688,910	1,587,672
Liabilities
Segment liabilities	206,524	206,524	150,151	284,657
Total liabilities	206,524	206,524	150,151	284,657
Research and development [Member]
Segment Reporting (Details) - Schedule of Segment Information for the Reportable Segments [Line Items]
Hyperimmune products revenue
Cost of sales of goods
Gross profit
Other income		2,551,813	933,140	431,030
Fair value gains/(losses)to financial assets
Net foreign exchange gains/(losses)
General and administrative expenses		(460,251)
Research and development expenses		(2,592,145)	(657,715)	(1,367,054)
Selling and marketing expenses
Operating profit/(loss)		(500,583)	275,425	(936,024)
Finance income
Finance costs
Income tax expense
Profit/(loss) for the year		(500,583)	275,425	(936,024)
Assets
Segment assets	398,391	398,391	257,500	306,154
Total assets	398,391	398,391	257,500	306,154
Liabilities
Segment liabilities	604,018	604,018	7,053	243,565
Total liabilities	604,018	604,018	7,053	243,565
Corporate [Member]
Segment Reporting (Details) - Schedule of Segment Information for the Reportable Segments [Line Items]
Hyperimmune products revenue
Cost of sales of goods
Gross profit
Other income				161,600
Fair value gains/(losses)to financial assets		(523,666)
Net foreign exchange gains/(losses)		363,724	247,558	(582,528)
General and administrative expenses		(3,786,910)	(3,360,301)	(6,094,692)
Research and development expenses
Selling and marketing expenses
Operating profit/(loss)		(3,946,852)	(3,112,743)	(6,515,620)
Finance income		116,323	21,785	9,204
Finance costs		(9,652)	(6,184)	(13,761)
Share of loss from associates		(324,340)
Income tax expense
Profit/(loss) for the year		(4,164,521)	(3,097,142)	(6,520,177)
Assets
Segment assets	19,511,148	19,511,148	22,909,414	25,159,280
Total assets	19,511,148	19,511,148	22,909,414	25,159,280
Liabilities
Segment liabilities	1,560,804	1,560,804	1,521,219	629,827
Total liabilities	$ 1,560,804	$ 1,560,804	$ 1,521,219	$ 629,827